SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Schedule of Stock Option Activity

A summary of the stock option activity for the year ended December 31, 2021 is as follows:

	Number of Options	Weighted average exercise price	Aggregate intrinsic value
			(U.S. $ in thousands)
Balance as of January 1, 2021	6,930,143	$8.51
Exercised	(1,370,119)	$1.67
Forfeited	(843,083)	$12.82
Balance as of December 31, 2021	4,716,941	$9.73	$20,462
Exercisable as of December 31, 2021	3,467,471	$7.75	$19,378

Schedule of Outstanding and Exercisable Options Granted

The following table summarizes the Company’s outstanding and exercisable options granted as of December 31, 2021:

	Options Outstanding		Options Exercisable
Exercise Price	Options outstanding as of December 31, 2021	Weighted average remaining contractual term	Options exercisable as of December 31, 2021	Weighted average remaining contractual term
		(years)		(years)
$ 0.004 - $ 1.76	2,069,939	8.7	2,013,187	8.8
$ 7.55 - $ 11.70	970,794	7.5	504,671	7.3
$ 16.68 - $ 19.21	931,627	7.6	497,811	7.6
$ 22.70 - $ 29.74	744,581	7.3	451,802	7.3
	4,716,941	8.0	3,467,471	8.2

Schedule of Assumptions of Fair Value of Stock Options Granted

The fair value of stock options granted was estimated using the Black-Scholes option-pricing model to determine the fair value of stock options granted during the years ended December 31, 2019 and 2020. No options were granted during the year ended December 31, 2021. The following assumptions were applied in determining the options’ fair value on their grant date:

	Year ended December 31,
	2019	2020
Expected volatility	50.4%-65.9%	51.7%-56.2%
Expected dividends yields	0%	0%
Expected term (in years)	5.5-7.0	5.5-7.0
Risk free rate	1.53%-2.63%	0.31%-1.03%
Weighted average grant date fair value	$ 9.63	$ 5.36

Schedule of RSUs Activity

A summary of the Company’s RSUs activity for the year ended December 31, 2021 is as follows:

	Number of RSUs	Weighted Average Grant Date Fair Value

Balance as of January 1, 2021	1,311,702	$9.21
Granted	2,008,531	$11.31
Vested	(508,531)	$9.46
Forfeited	(353,448)	$10.77
Unvested RSUs as of December 31, 2021	2,458,254	$10.65

Schedule of Share Based Compensation Expense

Stock-based compensation expense for stock options and RSUs included in the Company’s Statements of Comprehensive Loss were allocated as follows:

	December 31,
	2019	2020	2021
	(U.S. $ in thousands)
Cost of revenues	$1,514	$2,024	$1,812
Research and development	2,370	4,437	3,867
Sales and marketing	4,849	4,635	3,772
General and administrative	2,194	3,929	4,445
Total share-based compensation expense	$10,927	$15,025	$13,896